Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Property, plant, and equipment, gross	$ 390	$ 386
Less: accumulated depreciation	(127)	(104)
Property and equipment, net	263	282
Office Equipment [Member]
Property, plant, and equipment, gross	143	143
Laboratory Equipment [Member]
Property, plant, and equipment, gross	115	111
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 109	$ 109